Class K [Member] Annual Fund Operating Expenses - Class K - BLACKROCK GLOBAL ALLOCATION FUND, INC.	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.03%	[3]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	0.80%	[4]
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.77%	[1],[2]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 41, BlackRock has contractually agreed to waive a portion of its management fee payable by the Fund so that BlackRock receives a fee as a percentage of average daily net assets at various asset levels through June 30, 2028. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 41, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in (i) other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2028. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2028. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	Other Expenses include expenses of the BlackRock Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”) which were less than 0.01% for the Fund’s last fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses.